Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA)	12 Months Ended
Dec. 31, 2023
Summary of Acquisition of UYBA Volley S.s.d.a.r.l. (UYBA) [Abstract]
Summary of acquisition of UYBA Volley S.s.d.a.r.l. (UYBA)

Note 32 — Summary of acquisition of UYBA Volley S.s.d.a.r.l. (UYBA)

UYBA Volley S.s.d.a.r.l.

Brera Holdings PLC announced on July 31, 2023 that it has executed the definitive agreements related to the acquisition of a majority ownership stake in the Italian Serie A1 women’s professional volleyball team UYBA Volley S.s.d.a.r.l., based in Busto Arsizio, north of Milan (“UYBA” or “UYBA Volley”).

Under the executed definitive agreements, Brera Holdings has acquired 51% of the share capital of UYBA Volley. Giuseppe Pirola, UYBA’s chairman and minority shareholder, will continue as chairman of UYBA’s board of directors. On July 31, 2023, Brera Holdings PLC paid EUR840,000 for a 51% share of UYBA.

We are developing our “Global Sports Group” portfolio of professional sports clubs. Our Global Sports Group will be modelled on the collaborative, brand-aligned holding company structure of Manchester, England-based City Football Group Limited. Under our Global Sports Group structure, we intend to acquire top-division sports teams in Europe, Africa, South America, Eastern Europe, and potentially other emerging markets and give them access to the global transfer market. We likewise expect that acquisitions of Eastern European and other non-mainstream market teams will enable us to compete and potentially win significant revenue in both International and potentially other regional competitions. We believe that UYBA, with strong popularity as a top volleyball club and deep and talented roster of players is an ideal strategic fit as we expand our portfolio into women’s sports and specifically the Italian Serie A professional Volleyball league, one of the world’s top leagues.

IFRS 3 Purchase Price Allocation of UYBA Volley Soc. Sportiva Dilettantistica A R.L.

As of July 31, 2023

Net Tangible Assets	Fair Value
Current assets	EUR	323,081
Current liabilities minus short term debt	EUR	1,308,742
Net working capital	EUR	(985,661)
Fixed assets	EUR	222,287
Financial assets	EUR	122,150
Other liabilities	EUR	(628,418)
Total tangible asset allocation	EUR	(1,269,642)

Identifiable Intangible Assets
Advertising relationships	EUR	230,000
Season ticketholder relationships	EUR	185,000
Stadium Lease	EUR	550,000
Brand	EUR	1,515,000
Player contracts	EUR	285,000
Total identifiable intangible assets	EUR	2,765,000

Assembled workforce	EUR	145,000
Implied goodwill (excl. assembled workforce)	EUR	372,022
Total economic goodwill	EUR	517,022

Business Enterprise Value (BEV)	EUR	2,012,380

Deduct: Debt	EUR	(364,341)

Total Purchase Consideration (Equity Basis)	EUR	1,648,039
Less: Non-controlling interest	EUR	(807,539)
Total Purchase Price	EUR	840,500

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

Accounting policy choice for non-controlling interests

The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in UYBA, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See note 25(i) for the Group’s accounting policies for business combinations. The fair values of net tangible assets and intangible assets acquired are based upon preliminary valuations and the Company’s estimates and assumptions are subject to change within the measurement period (potentially up to one year from the acquisition date).

Revenue and profit contribution

The acquired business contributed revenues of EUR836,786 and net loss of EUR908,697 to the Group for the period from August 1, 2023 to December 31, 2023.